COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Estimated Future Payments Under Natural Gas Contracts [Abstract]
Schedule Of Estimated Future Payments Under Natural Gas Contracts
Sempra Energy Consolidated
	Storage and
(Dollars in millions)	Transportation	Natural Gas(1)	Total(1)
2013	$135	$547	$682
2014	124	105	229
2015	94	13	107
2016	59	13	72
2017	55	13	68
Thereafter	294	28	322
Total minimum payments	$761	$719	$1,480
(1)	Excludes amounts related to LNG purchase agreements as discussed below.

SoCalGas
(Dollars in millions)	Transportation	Natural Gas	Total
2013	$116	$422	$538
2014	105	19	124
2015	75	1	76
2016	40	1	41
2017	36	1	37
Thereafter	158	―	158
Total minimum payments	$530	$444	$974

Schedule Of Payments Under Natural Gas Contracts [Abstract]
Schedule Of Payments Under Natural Gas Contracts
	Years ended December 31,
(Dollars in millions)	2012	2011	2010
Sempra Energy Consolidated	$1,345	$1,991	$2,097
SoCalGas	1,222	1,810	1,936

Schedule Of Payments Under Purchased Power Contracts [Abstract]
Schedule Of Payments Under Purchased Power Contracts
	Years ended December 31,
(Dollars in millions)	2012	2011	2010
Sempra Energy Consolidated	$1,205	$918	$314
Sempra South American Utilities	824	572	―
SDG&E	381	346	314

Schedule Of Estimated Future Payments Under Purchased Power Contracts [Abstract]
Schedule Of Estimated Future Payments Under Purchased Power Contracts
	Sempra
	Energy
(Dollars in millions)	Consolidated	SDG&E
2013	$1,257	$405
2014	1,275	383
2015	1,349	372
2016	1,385	372
2017	1,397	368
Thereafter	10,978	3,999
Total minimum payments(1)	$17,641	$5,899
(1)	Excludes purchase agreements accounted for as capital leases and amounts related to Otay Mesa VIE, as it is consolidated by Sempra Energy and SDG&E.

Schedule Of Operating Leases Rent Expense [Abstract]
Schedule Of Operating Leases, Rent Expense
	Years ended December 31,
(Dollars in millions)	2012	2011	2010
Sempra Energy Consolidated	$74	$77	$85
SDG&E	20	18	20
SoCalGas	26	35	40

Schedule Of Operating Leases Future Minimum Payments Due [Abstract]
Schedule Of Operating Leases, Future Minimum Payments Due
	Sempra
	Energy
(Dollars in millions)	Consolidated	SDG&E	SoCalGas
2013	$78	$20	$29
2014	77	20	29
2015	71	19	29
2016	66	19	27
2017	64	18	25
Thereafter	572	21	198
Total future rental commitments	$928	$117	$337

Schedule Of Capital Leases Future Minimum Payments Present Value Of Net Minimum Payments [Abstract]
Schedule Of Capital Leases, Future Minimum Payments, Present Value Of Net Minimum Payments
	Sempra
	Energy
(Dollars in millions)	Consolidated	SDG&E	SoCalGas
2013	$7	$4	$3
2014	3	2	1
2015	1	1	―
Total minimum lease payments	$11	$7	$4
Present value of net minimum lease payments(1)	$11	$7	$4
(1) Excludes negligible amounts of interest.

(Dollars in millions)
	2013	$24
	2014	24
	2015	24
	2016	24
	2017	24
	Thereafter	419
	Total minimum lease payments(1)	539
	Less: estimated executory costs	(89)
	Less: interest(2)	(272)
	Present value of net minimum lease payments(3)	$178
(1)	This amount will be recorded over the lives of the leases as Cost of Electric Fuel and Purchased Power on Sempra Energy’s and SDG&E’s Consolidated Statements of Operations. This expense will receive ratemaking treatment consistent with purchased-power costs.
(2)	Amount necessary to reduce net minimum lease payments to present value at the inception of the leases.
(3)	Includes $2 million in Current Portion of Long-Term Debt and $176 million in Long-Term Debt on Sempra Energy’s and SDG&E’s Consolidated Balance Sheets at December 31, 2012.

Schedule Of Environmental Remediation Costs Capitalized In Period [Abstract]
Schedule Of Environmental Remediation Costs, Capitalized In Period
	Years ended December 31,
	2012	2011	2010
Sempra Energy Consolidated(1)	$92	$144	$76
SDG&E	77	130	64
SoCalGas	12	13	10
(1)	In cases of non-wholly owned affiliates, includes only our share.

Schedule Of Environmental Remediation Costs Status Of Remediation Sites [Abstract]
Schedule Of Environmental Remediation Costs, Status Of Remediation Sites
	# Sites	# Sites
	Completed(1)	In Process
SDG&E
Manufactured-gas sites	3	―
Third-party waste-disposal sites	2	―
SoCalGas
Manufactured-gas sites	39	3
Third-party waste-disposal sites	4	2
(1)	There may be on-going compliance obligations for completed sites, such as regular inspections, adherence to land use covenants and water quality monitoring.

Schedule Of Environmental Loss Contingencies By Site [Abstract]
Schedule of Environmental Loss Contingencies by Site
		Waste	Former Fossil-	Other
	Manufactured-	Disposal	Fueled Power	Hazardous
	Gas Sites	Sites (PRP)(1)	Plants	Waste Sites	Total
SDG&E(2)(3)	$ ―	$ ―	$0.8	$0.6	$1.4
SoCalGas(3)	14.2	0.5	―	1.2	15.9
Other	2.4	1.1	―	0.8	4.3
Total Sempra Energy	$16.6	$1.6	$0.8	$2.6	$21.6
(1)	Sites for which we have been identified as a Potentially Responsible Party.
(2)	Does not include SDG&E’s liability for SONGS marine mitigation.
(3)	This includes $0.7 million at SDG&E and $15.9 million at SoCalGas related to hazardous waste sites subject to the Hazardous Waste Collaborative mechanism approved by the CPUC in 1994. This mechanism permits California’s IOUs, including the California Utilities, to recover in rates 90 percent of hazardous waste cleanup costs and related third-party litigation costs, and 70 percent of the related insurance-litigation expenses for certain sites. In addition, the California Utilities have the opportunity to retain a percentage of any recoveries from insurance carriers and other third parties to offset the cleanup and associated litigation costs not recovered in rates.